Average headcount and number of branches - Schedule of average number of employees (Details) - employees	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Number of employees
Men	90,747	88,204
Women	109,055	104,432
Average number of employees	199,802	192,636
Bank
Number of employees
Men	11,867	13,371
Women	11,355	12,367
Average number of employees	23,222	25,738